Financial Risks - Transaction Exposure (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Risks
Operating Expenses (as a percentage)	1.00%
USD
Financial Risks
Revenue (as a percentage)	68.00%	14.00%	100.00%
Operating Expenses (as a percentage)	20.00%	43.00%	35.00%
EUR
Financial Risks
Revenue (as a percentage)	32.00%	86.00%
Operating Expenses (as a percentage)	48.00%	36.00%	36.00%
GBP
Financial Risks
Operating Expenses (as a percentage)	4.00%	3.00%	6.00%
SEK
Financial Risks
Operating Expenses (as a percentage)	27.00%	18.00%	23.00%